Subsequent Events (Details) - Forecast [Member] ¥ in Millions	Jun. 24, 2022 USD ($)	Jun. 15, 2022 USD ($)	Jun. 24, 2022 CNY (¥)	Jun. 15, 2022 CNY (¥)
LRC Bank [Member]
Subsequent Events (Details) [Line Items]
Working capital		$ 1,575,000		¥ 10
Maturity date		Jun. 14, 2023
Fixed interest rate		4.62%		4.62%
Bank of Communications [Member]
Subsequent Events (Details) [Line Items]
Working capital	$ 1,575,000		¥ 10
Maturity date	May 26, 2023
Fixed interest rate	4.20%		4.20%